T. ROWE PRICE New York Tax-Free Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.5%
NEW YORK 94.6%
Albany County Airport Auth., 4.00%, 12/15/44  700 652
Albany County Airport Auth., Series A, 5.00%, 12/15/30  540 607
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,029
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,042
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,050
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,265
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 767
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 660
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 508
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 507
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,007
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/41  1,000 788
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 1/1/47  1,160 858
Broome County Local Dev., United Health Services Hosp., 4.00%,
4/1/50 (2) 3,500 3,148
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 634
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,783
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 97
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 736
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 417
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,544
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,343
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 811
Build New York City Resource, Global Community Charter School
Project, Series A, 5.00%, 6/15/57  1,125 1,010
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 583
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 636
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  200 188
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51  500 372
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56  1,350 969

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(3) 530 535
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3) 1,500 1,516
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,083
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  2,325 2,139
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/33  3,375 3,647
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,068
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 2,807
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 951
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  1,335 1,570
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,442
Dormitory Auth. of the State of New York, Fordham Univ., 4.00%,
7/1/50  3,360 3,139
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/31 (3) 1,000 1,020
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33 (3) 1,000 1,009
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 2,000 2,005
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 384
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/34  325 330
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 378
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/36  615 619
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 327
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 286
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 2,000
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,105
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 814
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,265 1,777
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,188
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 1,995

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (4) 795 816
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,147
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/39  2,230 2,357
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/42 (Prerefunded 7/1/27) (5) 205 225
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,045
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,084
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46  1,000 1,018
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41 (6) 750 823
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 4.00%, 7/1/42  3,500 3,421
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (4) 2,000 2,102
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 366
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 756
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 3,019
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Income Tax,
Series A, 5.00%, 6/15/31 (Prerefunded 12/15/22) (5) 3,805 3,809
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27) (5) 2,020 2,214
Dormitory Auth. of the State of New York, State Univ., Unrefunded
Balance, Series A, 5.00%, 7/1/42  775 818
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (5) 70 74
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,457
Dormitory Auth. of the State of New York, The New School,
Unrefunded Balance, Series A, 5.00%, 7/1/40  1,000 1,015
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28) (5) 4,400 4,853
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39 (Prerefunded 7/1/24) (5) 65 68

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 483
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 885
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 203
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 303
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,500 361
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  3,700 3,061
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/34
(Prerefunded 10/15/23) (2)(5) 500 511
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/35
(Prerefunded 10/15/23) (2)(5) 500 511
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/36
(Prerefunded 10/15/23) (2)(5) 460 470
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 517
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 376
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 307
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 332
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,013
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,019
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 1,008
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 2,461
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 2,755
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 975
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 3,393
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,800 2,915
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,296
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,271
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,419
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,049
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,602
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,577
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44  4,000 4,095
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/36  940 983
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,149
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,568
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45  1,050 1,093

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Madison County Capital Resource, Colgate Univ., Series A, 5.00%,
7/1/33 (Prerefunded 7/1/23) (5) 750 761
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,580
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38  3,500 3,504
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 3,000 3,251
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56  2,000 2,017
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  7,905 8,494
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 2,937
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.25%,
11/15/56  6,160 6,207
Metropolitan Transportation Auth., Green Bond, Series C, 5.00%,
11/15/40 (2) 2,000 2,117
Monroe County, GO, 5.00%, 6/1/28  600 644
Monroe County, GO, 5.00%, 6/1/29  300 321
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 1,891
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 905
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,350
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 559
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 989
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,042
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 990 824
Nassau County IDA, Amsterdam at Harborside, Series B, 5.00%,
1/1/58  2,041 1,002
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30  1,500 1,536
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,228
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,019
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 412
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 436
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,017
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,264
New York City, Series B-1, GO, 5.00%, 10/1/39  3,650 3,863
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,225
New York City, Series B-5, GO, VRDN, 0.98%, 10/1/46  900 900
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,247

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City, Series E-5, GO, VRDN, 1.00%, 3/1/48  100 100
New York City, Series F-1, GO, 4.00%, 3/1/47  3,500 3,335
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45 (2) 2,500 2,329
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,690 2,962
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C-4, VRDN, 1.00%, 11/1/36  700 700
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,630
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,167
New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40  2,660 2,818
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  2,500 2,484
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 11/1/40  3,195 3,147
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,692
New York City Transitional Fin. Auth., Future Tax, Series I, 5.00%,
5/1/33  1,500 1,512
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 2,001
New York City Water & Sewer System, Series CC-1, 5.00%,
6/15/51  2,250 2,405
New York City Water & Sewer System, Series DD, 5.00%, 6/15/49  2,500 2,627
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,111
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  5,495 5,600
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 207
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  5,000 3,894
New York Liberty Dev., 1 World Trade Center, Series 1, 4.00%,
2/15/43  1,485 1,382
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,239
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 3,300 3,107
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,550 1,391
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,625 1,466
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  4,285 4,703
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  1,000 970
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,892

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,179
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 1,643
New York State Thruway Auth., Series A, 4.00%, 3/15/49  2,000 1,864
New York State Thruway Auth., Series A, 4.00%, 1/1/51  1,500 1,378
New York State Thruway Auth., Series A, 5.00%, 3/15/33  1,390 1,398
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,326
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,000 2,859
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 5,000 4,995
New York State Thruway Auth., Series B, 4.00%, 1/1/45 (2) 2,000 1,922
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,035
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,024
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 1,986
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/38  3,000 3,117
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 510 476
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,250
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 2,250 2,258
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,491
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (1) 2,000 1,975
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (1) 435 445
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (1) 750 758
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42 (1) 500 436
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34 (1) 1,500 1,532
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37 (1) 500 503
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28 (1) 625 634
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29 (1) 1,785 1,811
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31 (1) 270 286
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32 (1) 300 317
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33 (1) 300 315
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,258
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 1,804
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 410

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 469
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 162
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 142
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 406
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/41  3,050 2,996
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/47  2,500 2,368
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/49  4,110 3,863
Port Auth. of New York & New Jersey, 5.50%, 8/1/52 (1) 5,500 5,933
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,075
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  1,535 1,609
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,609
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 2,549
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 718
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,051
Saratoga County Water Auth., 4.00%, 9/1/48  2,460 2,407
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 4,588
Schenectady County Capital Resource, Union College, 5.25%,
7/1/52  700 751
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2) 5,000 5,337
Suffolk County, Series A, GO, 5.00%, 6/15/32  775 892
Suffolk County, Series A, GO, 5.00%, 6/15/33  800 919
Suffolk County, Series A, GO, 5.00%, 6/15/34  575 655
Suffolk County, Series B, GO, 5.00%, 10/1/27  800 873
Suffolk County, Series B, GO, 5.00%, 10/1/28  675 746
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/34  410 417
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,506
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (3) 1,275 1,009
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 11/15/29  1,545 1,560
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  4,000 4,249
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44  2,750 2,664
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 1,833
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  7,060 7,420
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,507

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,052
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,571
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/39  220 241
Trust for Cultural Resources of New York City, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38 (Prerefunded
8/1/23) (5) 1,000 1,016
Utility Debt Securitization Auth., 5.00%, 12/15/33  2,505 2,662
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34  2,940 3,140
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 2,868
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 1,892
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 211
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 469
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 874
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,135
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 439
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,011
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 796
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25) (5) 1,000 1,051
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 388
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,194
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 376
412,450
PUERTO RICO 3.9%
Puerto Rico Commonwealth, GO, 11/1/43 (7)(8) 1,715 780
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (3) 430 431
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,277
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  78 72
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 164

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,233 1,072
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  759 646
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  180 150
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  244 196
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  254 195
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  130 131
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  259 263
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 877
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  253 259
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  446 457
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 30 22
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (8)
(9) 20 15
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (8)
(9) 160 118
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (8)
(9) 45 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)(9) 55 40
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)(9) 220 162
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)(9) 75 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)(9) 90 66
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)(9) 810 597
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)(9) 185 136
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)(9) 55 41
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)(9) 50 37
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)(9) 20 15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)(9) 55 41
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)(9) 45 34
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)(9) 15 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)(9) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)(9) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)(9) 175 129
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)(9) 50 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)(9) 20 15
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  215 196

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  3,390 3,208
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,414
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 334
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 768
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,373
16,907
Total Investments in Securities 98.5%
(Cost $455,824) $ 429,357
Other Assets Less Liabilities 1.5% 6,370
Net Assets 100.0% $ 435,727
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,459 and represents 4.7% of net assets.
(4) Insured by National Public Finance Guarantee Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) When-issued security
(7) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(8) Non-income producing
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New York Tax-Free Bond Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F74-054Q3 11/22